Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
SERVICE REVENUE - third parties	$ 418,949	$ 323,552
SERVICE REVENUE - related parties	666,505	81,406
TOTAL REVENUE	1,085,454	404,958
COST OF REVENUE	737,542	281,015
GROSS PROFIT	347,912	123,943
OPERATING EXPENSES:
Selling expense	46,414	53,776
General and administrative expense	141,912	193,442
Total operating expenses	188,326	247,218
INCOME (LOSS) FROM OPERATIONS	159,586	(123,275)
OTHER INCOME (EXPENSE)
Interest income (expenses)	305	86
Other finance expenses	(612)	(202)
Other non-operating income (expense)	956	(302)
Total other income (expense), net	649	(418)
INCOME BEFORE INCOME TAXES	160,235	(123,693)
PROVISION FOR INCOME TAXES	19
NET INCOME( LOSS)	160,216	(123,693)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	(337,055)	14,847
COMPREHENSIVE INCOME (LOSS)	$ (176,839)	$ (108,846)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic and diluted	20,161,287	20,000,000
EARNINGS (LOSS) PER SHARE
Basic and diluted	$ 0.01	$ (0.01)